Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Accounting for goodwill and intangible assets
Goodwill
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays Bank Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGUs fair value if this is higher.
Intangible assets
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[1]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
1Exceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.
Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2024	335	1,266	73	1,477	128	3,279
Additions	263	366	1	—	66	696
Disposals[1]	—	(131)	(10)	—	—	(141)
Exchange and other movements	9	(162)	1	(315)	3	(464)
As at 31 December 2024	607	1,339	65	1,162	197	3,370
Accumulated amortisation and impairment
As at 1 January 2024	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Disposals[1]	—	131	10	—	—	141
Amortisation charge	—	(149)	(8)	(25)	(5)	(187)
Impairment charge	—	(2)	—	—	—	(2)
Exchange and other movements	—	(4)	(1)	305	(2)	298
As at 31 December 2024	(68)	(647)	(41)	(1,065)	(124)	(1,945)
Net book value	539	692	24	97	73	1,425

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2023	345	1,477	91	1,562	956	4,431
Additions	—	310	23	—	4	337
Disposals[1]	—	(325)	(13)	—	(2)	(340)
Exchange and other movements	(10)	(196)	(28)	(85)	(830)	(1,149)
As at 31 December 2023	335	1,266	73	1,477	128	3,279
Accumulated amortisation and impairment
As at 1 January 2023	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Disposals[1]	—	325	13	—	2	340
Amortisation charge	—	(163)	(9)	(39)	(48)	(259)
Impairment charge	—	(40)	—	—	—	(40)
Exchange and other movements	—	42	3	76	409	530
As at 31 December 2023	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Net book value	267	643	31	132	11	1,084
Note
1Disposals pertain to fully amortised assets which are not in use.
In 2024, Goodwill has increased in the year by £263m due to the acquisition of Luxury Card's US.  Exchange and other movements for the year ended 31 December 2024 includes the reclassification of a co-branded cards portfolio to assets held for sale of £338m and accumulated amortisation of £326m from intangibles to assets held for sale.
In 2023, the Barclays Bank Group reclassified assets with a total net book value of £412m recognised on balance sheet relating to sign-on bonus payments made to co-brand credit card partners from Intangible Assets (Licences and other) to Other Assets. This change in classification has been made to more appropriately reflect the nature of the assets.
The German Consumer Finance business moved to assets held for sale during 2023 which resulted in an impairment of Intangible assets of
£32m.
Goodwill
Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2024	2023[1]
	£m	£m
Barclays Private Bank and Wealth Management	95	95
Barclays US Consumer Bank	444	172
Total net book value of goodwill	539	267
2024 impairment review
The 2024 impairment review was performed during Q4 2024, with the approach and results of this analysis set out below.
Determining the carrying value of CGUs
The carrying value for each CGU is the sum of the tangible equity, goodwill and intangible asset balances associated with that CGU.
The Barclays Bank Group manages the assets and liabilities of its CGUs with reference to the tangible equity of the respective businesses.
That tangible equity is derived from the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU and therefore reflects its relative risk, as well as the level of capital that management considers a market participant would be required to hold and retain to support business growth.
Goodwill is initially allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the acquisition that generated it.
Goodwill is only reallocated if there is a change in its use or when reporting structures are altered in a way that changes the composition of one or more cash-generating units to which goodwill has been allocated. As a result of the changes in business operating segments announced in the 20 February 2024 Barclays PLC Investor Update the goodwill previously allocated to the Consumer, Cards & Payments
CGU has been reallocated to the US Consumer Bank CGU with the 2023 comparatives re-presented.
Cash flows
The five-year cash flows used in the calculation of value in use are based on the formally agreed medium-term plans approved by the Board.
These are prepared using macroeconomic assumptions which management considers reasonable and supportable, and reflect business agreed initiatives for the forecast period.
Discount rates
IAS 36 requires that the discount rate used in a value in use calculation reflects the pre-tax rate an investor would require if they were to choose an investment that would generate similar cash flows to those that the entity expects to generate from the asset. In determining the discount rate, management identified the cost of equity associated with market participants that closely resemble the Barclays Bank Group's
CGUs. The cost of equity has been used as the discount rate in the impairment assessment and applied to the post tax cash flows of the
CGU. This post-tax method incorporates the impact of changing tax rates on the cash flows and is expected to produce the same VIU result as a pre-tax method adjusted for varying tax rates. Using the resultant VIU the equivalent pre-tax discount rates have been calculated. The cost of equity rate used for all CGUs in this year’s calculation has been increased to reflect the relative volatility of Barclays PLC’s stock price versus the average of our peers. The range of equivalent pre-tax discount rates applicable across the CGUs range from 14.5% to 18.5%
(2023: 14.7% to 17.2%).
Terminal growth rate
The terminal growth rate is used to estimate the effect of projecting cash flows to the end of an asset’s useful economic life. It is management’s judgement that the cash flows associated with the CGUs will grow in line with the major economies in which the Barclays
Bank Group operates. The UK inflation rate is used as an approximation for the future growth rates. The terminal growth rate used is 2.0%
(2023: 2.0%).
Outcome of goodwill and intangibles review
Based on management’s plans and assumptions the value in use exceeds the carrying value of the CGUs and no goodwill impairment has been indicated by the 2024 impairment review.  The CGUs have been aligned to the changes in business operating segments announced in the 20 February 2024 Barclays PLC Investor Update and the 2023 comparatives re-presented.

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value 2024	Value in use exceeding carrying value 2023
	£m	£m	£m	£m	£m	£m	£m
Barclays Private Bank and Wealth Management	894	95	9	998	3,702	2,704	2,884
Barclays US Consumer Bank	2,763	415	458	3,636	3,989	353	1,175
Total	3,657	510	467	4,634	7,691	3,057	4,059
Sensitivity of key judgements
The CGUs are sensitive to possible adverse changes in the key assumptions that support the recoverable amount:
Cash flows: The medium-term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of customers activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regard to the prudential and financial conduct regulatory environment which may be subject to change. A sensitivity analysis has been provided to illustrate the impact of a 10% reduction in cash flows.
Discount rate: The discount rate should reflect the market risk-free rate adjusted for the inherent risks of the business it is applied to.
Management has identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below by showing the impact of a 100bps increase in the discount rate.
Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the
CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of a 100bps decrease in the terminal growth rate is shown.
Allocated capital rate: Tangible equity is allocated based on the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU which is dependent on the relative risk of businesses. The capital ratio used in determining the level of tangible equity allocated to the CGU and its capital cash flows could move over time as a result of a change to the prudential regulatory environment or the risk profile of the business. The impact of a 50bps increase in capital ratio is quantified below.
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

						Reduction in headroom				Change required to reduce headroom to zero
Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	100bps increase in the discount rate	100bps decrease in terminal growth rate	50bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated Capital rate	Cash flows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Barclays US Consumer Bank	3,636	3,989	353	14.5	2.0	(516)	(393)	(234)	(638)	0.7	(0.9)	0.8	(5.5)
Other intangible assets
Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.